Leases - Schedule Of Balance Sheet Information Of Lessor Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Finance lease receivables, current portion, net	¥ 1,881,755	¥ 1,294,665
Finance lease receivables, non-current portion, net	3,027,795	2,188,643
Total Finance lease receivables, net	4,909,550	3,483,308
Factory [Member]
Lessor, Lease, Description [Line Items]
Finance lease receivables, current portion, net	11,100	0	¥ 0
Finance lease receivables, non-current portion, net	205,118	0	0
Total Finance lease receivables, net	¥ 216,218	¥ 0	¥ 0